Share Capital - Summary of Share Capital (Parenthetical) (Detail)	12 Months Ended
	Jun. 30, 2021 £ / shares	Jun. 30, 2020 £ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Special Voting share of US$0.50 par value [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value | $ / shares			$ 0.5	$ 0.5
5.5% Preference shares [member]
Disclosure of classes of share capital [line items]
Par value	£ 1	£ 1
Dividend rate percentage	5.50%	5.50%
5.5% Preference shares [member] | BHP Group Plc [member]
Disclosure of classes of share capital [line items]
Par value	£ 1	£ 1
Dividend rate percentage	5.50%	5.50%